Fair Value Measurement (Details) - Metropolitan Commercial Bank 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement
Investments, at fair value	$ 42,876,538	$ 33,161,222
Fair value | Employer stock fund
Fair Value Measurement
Investments, at fair value	797,925	528,157
Fair value | Registered investment companies
Fair Value Measurement
Investments, at fair value	41,154,235	31,592,755
Level 1 | Employer stock fund
Fair Value Measurement
Investments, at fair value	797,925	528,157
Level 1 | Registered investment companies
Fair Value Measurement
Investments, at fair value	41,154,235	31,592,755
Net Asset Value
Fair Value Measurement
Investments, at fair value	$ 924,378	$ 1,040,310